CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs					$ 1,686
Operating expenses:
General and administrative		$ 1,000	$ 240,394			$ 557,079
Loss from operations		(1,000)	(240,394)			(557,079)
Other income
Interest earned on marketable securities held in Trust Account		0	1,450			6,681
Other income		0	1,450			6,681
Net loss		$ (1,000)	(238,944)		$ (1,686)	(550,398)
Loss per share attributable to common unit / shareholders, basic and diluted					$ 0.00
Weighted average shares outstanding	[1]				1,250,000
Basic and diluted weighted average shares outstanding	[1]				1,250,000
Basic and diluted net loss per share					$ 0.00
BETTER THERAPEUTICS OPCO [Member]
Revenue				$ 1,000			$ 8,000	$ 8,000	$ 18,000
Cost of revenue			201,000	161,000		498,000	519,000	682,000	898,000
Gross loss			(201,000)	(160,000)		(498,000)	(511,000)	(674,000)	(880,000)
Operating expenses:
Research and development			6,466,000	1,187,000		12,584,000	2,330,000	2,978,000	2,290,000
Sales and marketing			552,000	82,000		1,159,000	139,000	216,000	406,000
General and administrative			1,776,000	981,000		4,215,000	1,825,000	2,455,000	2,197,000
Total operating expenses			8,794,000	2,250,000		17,958,000	4,294,000	5,649,000	4,893,000
Loss from operations			(8,995,000)	(2,410,000)		(18,456,000)	(4,805,000)	(6,323,000)	(5,773,000)
Interest expense, net			0	(24,000)		(3,000)	(98,000)	(100,000)	(11,000)
Change in fair value of SAFEs			(3,466,000)	338,000		(8,779,000)	338,000	189,000	0
Gain on loan forgiveness						647,000
Loss before provision for/benefit from income taxes			(12,461,000)	(2,096,000)		(26,591,000)	(4,565,000)	(6,234,000)	(5,784,000)
Provision for (benefit from) income taxes				71,000		(150,000)	71,000	153,000	0
Other income
Net loss			(12,461,000)	(2,167,000)		(26,441,000)	(4,636,000)	(6,387,000)	(5,784,000)
Cumulative preferred dividends allocated to Series A Preferred Unit / Shareholders			(403,000)	(379,000)		(1,185,000)	(1,118,000)	(1,507,000)	(1,379,000)
Net loss attributable to common unit / shareholders, basic and diluted			$ (12,864,000)	$ (2,546,000)		$ (27,626,000)	$ (5,754,000)	$ (7,894,000)	$ (7,163,000)
Loss per share attributable to common unit / shareholders, basic and diluted			$ (2.44)	$ (0.50)		$ (5.28)	$ (1.14)	$ (1.57)	$ (1.51)
Weighted average shares outstanding			5,268,758	5,079,685		5,229,258	5,063,191	5,022,339	4,743,755
Basic and diluted weighted average shares outstanding			5,268,758	5,079,685		5,229,258	5,063,191	5,022,339	4,743,755
Basic and diluted net loss per share			$ (2.44)	$ (0.50)		$ (5.28)	$ (1.14)	$ (1.57)	$ (1.51)
Redeemable Common Stock [Member]
Other income
Net loss			$ (181,797,000)			$ (415,505,000)
Loss per share attributable to common unit / shareholders, basic and diluted		$ 0.00	$ (0.03)			$ (0.08)
Weighted average shares outstanding		1,250,000	5,750,000			5,491,758
Basic and diluted weighted average shares outstanding		1,250,000	5,750,000			5,491,758
Basic and diluted net loss per share		$ 0.00	$ (0.03)			$ (0.08)
Non-Redeemable Common Stock [Member]
Other income
Net loss			$ (57,417,000)			$ (134,893,000)
Loss per share attributable to common unit / shareholders, basic and diluted			$ (0.03)			$ (0.08)
Weighted average shares outstanding			1,807,500			1,782,885
Basic and diluted weighted average shares outstanding			1,807,500			1,782,885
Basic and diluted net loss per share			$ (0.03)			$ (0.08)

[1]	Excluded an aggregate of up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).